Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2015 Portfolio
LifePath® Active 2020 Portfolio
LifePath® Active 2025 Portfolio
LifePath® Active 2030 Portfolio
LifePath® Active 2035 Portfolio
LifePath® Active 2040 Portfolio
LifePath® Active 2045 Portfolio
LifePath® Active 2050 Portfolio
LifePath® Active 2055 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2015 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2015 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2020 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2020 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2025 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2025 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2030 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2030 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2035 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2035 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2040 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2040 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2045 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2045 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LIFEPATH ACTIVE 2050 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2050 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

LifePath Active 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BlackRock Funds II
LifePath® Active 2055 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated February 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The tenth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.